Huntington VA Growth Fund
Fund Summaries Huntington VA Growth Fund
Investment Objective
The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Huntington VA Growth Fund
Management Fees		0.60%
Other Expenses		0.42%
Total Annual Fund Operating Expenses		1.02%
Fee Waivers and/or Expense Reimbursements	[1]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.00%
[1]	Huntington Asset Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund's daily net assets through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Examples
Expense Example Huntington VA Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Fund Shares	102	323	561	1,246
If waivers had not been in place	104	325	563	1,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.
Principal Investment Strategies
The Advisor normally invests at least 65% of its total assets in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses qualitative, quantitative and technical analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention of certain holdings.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
Principal Investment Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

For more information, please see “Principal Fund Investment Strategies and Risks” in this prospectus.
Performance
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.
Performance Bar Chart and Table

Best Quarter Q3 2010 15.38% Worst Quarter Q4 2008 (19.71)%
Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/13 to those of the Standard & Poor’s 500 Growth Index (“S&P 500 GI”). The S&P 500 GI is a capitalization-weighted index comprised of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.
Average Annual Total Return Table (for the periods ended December 31, 2013)
Average Annual Total Returns	1 Year	5 Years	10 Years
Huntington VA Growth Fund	33.74%	12.78%	4.07%
Huntington VA Growth Fund Standard & Poor's 500 Growth Index	32.76%	19.24%	7.69%